Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended		3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 18, 2012	Apr. 30, 2012	Feb. 14, 2012	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012	Aug. 31, 2007 Taminco International S.a r.l., [Member]	Aug. 31, 2007 Taminco International S.a r.l., [Member] Subordinated Loans [Member]	Dec. 31, 2007 2007 Stock Option Plan [Member]	Dec. 31, 2011 2007 Stock Option Plan [Member]	Dec. 31, 2010 2007 Stock Option Plan [Member]	Sep. 30, 2013 Time Vesting Options [Member]	Dec. 31, 2012 Time Vesting Options [Member]	Sep. 30, 2013 Performance Vesting Options [Member]	Sep. 30, 2013 Performance Vesting Options [Member]	Dec. 31, 2012 Performance Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							5 years
Options granted in period		3,295,958			229,458								10,000	1,370,000			2,150,000
Return of capital to the existing shareholders	$ 243
Reduction in the exercise price of existing stock options	$ (4.96)
Unrecognized compensation cost													5.5	6.1	2.6		2.6
Unrecognized compensation cost, period for recognition						8 years	8 years
Compensation expense vested, remaining weighted average period							8 years						7 years
Maximum number of stock options to be granted										165,000,000
Exercise price										$ 0.01
Maximum number of stock options which potentially could vest upon an Exit Even											165,000,000	165,000,000
Grant date fair value of options										8
Number of stock options that became exercisable			27,643,485
Non-cash compensation charge			8
Acquisition, amount invested								36
Acquisition, amount invested, subordinated loans								33
Acquisition, amount invested, shares								3
Interest rate on subordinated loans									10.00%
Fair value of the shares on grant date								$ 3
Non-cash compensation expense related to the shares and the subordinated loans			52
Exercisable						0
Stock based compensation expense				$ 0.2		$ 0.6